Share of associates and joint ventures' profit (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of associates [line items]
Profit (loss) before taxation	$ 407	$ 507	$ 958
Taxation	(94)	(134)	(312)
Associates | Joint ventures
Disclosure of associates [line items]
Revenue	298	341	697
Operating costs and other expenses	(198)	(186)	(370)
Net interest (paid) received	(1)	4	7
Profit (loss) before taxation	99	159	334
Taxation	(27)	(37)	(85)
Profit (loss) for the period	$ 72	$ 122	$ 249